SLM Student Loan Trust 2007-2
Quarterly Servicing Report

Distribution Date	04/25/2007
Collection Period	02/22/2007- 03/31/2007

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
Deutsche Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Eligible Lender Trustee
Southwest Student Services Corp	-	Excess Distribution Certificateholder

I. 2007-2 Deal Parameters

	Student Loan Portfolio Characteristics		02/22/2007	Activity	03/31/2007
A	i	Portfolio Balance	$2,895,204,751.06	$903,721,328.14	$3,798,926,079.20
	ii	Interest to be Capitalized	60,963,261.33		85,005,912.62

	iii	Total Pool	$2,956,168,012.39		$3,883,931,991.82
	iv	Capitalized Interest	20,000,000.00		20,000,000.00
	v	Specified Reserve Account Balance	10,000,000.00		9,709,829.98

	vi	Total Adjusted Pool	$2,986,168,012.39		$3,913,641,821.80

B	i	Weighted Average Coupon (WAC)	6.914%		6.909%
	ii	Weighted Average Remaining Term	125.04		124.53
	iii	Number of Loans	896,216		1,185,815
	iv	Number of Borrowers	429,450		572,767
	v	Aggregate Outstanding Principal Balance - T-Bill Other	$—		$—
	vi	Aggregate Outstanding Principal Balance - T-Bill	$304,700,832		$380,664,445
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$2,651,467,180		$3,503,267,546
	viii	Pool Factor	1.000000000		1.292508439

						% of O/S		% of O/S
	Notes			Spread	Balance 2/22/07	Securities	Balance 4/25/2007	Securities

C	i	A-1 Notes	78443XAA6	-0.020%	$1,628,000,000.00	40.397%	$1,519,668,847.47	38.751%
	ii	A-2 Notes	78443XAB4	0.000%	1,349,000,000.00	33.474%	1,349,000,000.00	34.399%
	iii	A-3 Notes	78443XAC2	0.040%	446,000,000.00	11.067%	446,000,000.00	11.373%
	iv	A-4 Notes	78443XAD0	0.060%	486,100,000.00	12.062%	486,100,000.00	12.395%
	v	B Notes	78443XAE8	0.170%	120,900,000.00	3.000%	120,900,000.00	3.083%

		Total Notes			$4,030,000,000.00	100.000%	$3,921,668,847.47	100.000%

	Reserve Account		02/22/2007	04/25/2007
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)	$10,000,000.00
	iii	Specified Reserve Acct Balance ($)	$10,000,000.00	$9,709,829.98
	iv	Reserve Account Floor Balance ($)	$4,000,000.00	$4,000,000.00
	v	Current Reserve Acct Balance ($)	$10,000,000.00	$9,709,829.98

	Other Accounts		02/22/2007	04/25/2007
E	i	Supplemental Loan Purchase Account	$48,788,764.61	$0.00
	ii	Pre-funding Account	$995,043,223.00	$0.00
	iii	Capitalized Interest Account	$20,000,000.00	$20,000,000.00
	iv	Floor Income Rebate Account	$0.00	$16,802.56

	Asset/Liability		02/22/2007	04/25/2007
F	i	Total Adjusted Pool + Supplemental Loan Purchase/Pre-funding Acc	$4,030,000,000.00	$3,913,641,821.80
	ii	Total Outstanding Balance Notes	$4,030,000,000.00	$3,921,668,847.47
	iii	Difference	$0.00	$(8,027,025.67)
	iv	Parity Ratio	1.00000	0.99795

II. 2007-2 Transactions from: 02/22/2007 through: 03/31/2007

A	Student Loan Principal Activity
	i	Regular Principal Collections	$123,467,018.99
	ii	Principal Collections from Guarantor	152,000.53
	iii	Principal Reimbursements	829,849.54
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$124,448,869.06

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$33,872.73
	ii	Capitalized Interest	(7,403,579.08)

	iii	Total Non-Cash Principal Activity	$(7,369,706.35)

C	Student Loan Principal Purchases		$(1,020,800,490.85)

D	Total Student Loan Principal Activity		$(903,721,328.14)

E	Student Loan Interest Activity
	i	Regular Interest Collections	$6,952,836.22
	ii	Interest Claims Received from Guarantors	1,951.34
	iii	Collection Fees/Returned Items	55,067.20
	iv	Late Fee Reimbursements	279,283.54
	v	Interest Reimbursements	24,973.08
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$7,314,111.38

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$14,206.43
	ii	Capitalized Interest	7,403,579.08

	iii	Total Non-Cash Interest Adjustments	$7,417,785.51

G	Student Loan Interest Purchases		$(24,149,240.62)

H	Total Student Loan Interest Activity		$(9,417,343.73)

I	Non-Reimbursable Losses During Collection Period		$0.00

J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2007-2 Collection Account Activity 02/22/2007 through 03/31/2007

A	Principal Collections
	i	Principal Payments Received	$20,886,155.27
	ii	Consolidation Principal Payments	102,732,864.25
	iii	Reimbursements by Seller	101,077.87
	iv	Borrower Benefits Reimbursements	58,683.89
	v	Reimbursements by Servicer	96.24
	vi	Re-purchased Principal	669,991.54

	vii	Total Principal Collections	$124,448,869.06

B	Interest Collections
	i	Interest Payments Received	$5,353,006.57
	ii	Consolidation Interest Payments	1,601,780.99
	iii	Reimbursements by Seller	(8.75)
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	2,538.03
	vi	Re-purchased Interest	22,443.80
	vii	Collection Fees/Return Items	55,067.20
	viii	Late Fees	279,283.54

	ix	Total Interest Collections	$7,314,111.38

C	Other Reimbursements		$80,630.45

D	Reserves in Excess of the Requirement		$290,170.02

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$1,169,987.07

G	Funds borrowed during previous distributior		$0.00

H	Funds borrowed from subsequent distributior		$0.00

I	Excess Transferred from Supplemental Loan Purchase Account		$1,978,223.19

J	Excess Transferred from Pre-Funding Account		$172,857.44

K	Funds Released from Capitalized Interest Account		$0.00

L	Intial Deposit to the Collection Account		$13,700,000.00

M	TOTAL AVAILABLE FUNDS		$149,154,848.61

	LESS FUNDS PREVIOUSLY REMITTED:
		Servicing Fees to Servicer	$(542,850.89)
		Floor Income Rebate Fees to Dept. of Education	$0.00
		Funds Allocated to the Floor Income Rebate Account	$(16,802.56)
		Funds Released from the Floor Income Rebate Account	$0.00

N	NET AVAILABLE FUNDS		$148,595,195.16

O	Servicing Fees Due for Current Period		$3,079,348.35

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$3,099,348.35

IV. 2007-2 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		%*		Principal Amount		% *
STATUS	02/22/2007	03/31/2007	02/22/2007	03/31/2007	02/22/2007	03/31/2007	02/22/2007	03/31/2007	02/22/2007	03/31/2007

INTERIM:
In School
Current	6.554%	6.557%	350,190	455,956	39.074%	38.451%	$1,272,504,075.21	$1,652,124,316.98	43.952%	43.489%

Grace
Current	6.568%	6.577%	128,265	166,878	14.312%	14.073%	406,248,526.91	$528,090,968.20	14.032%	13.901%

TOTAL INTERIM	6.557%	6.562%	478,455	622,834	53.386%	52.524%	$1,678,752,602.12	$2,180,215,285.18	57.984%	57.390%

REPAYMENT
Active
Current	7.549%	7.530%	234,747	315,965	26.193%	26.645%	$648,067,186.36	$856,150,104.05	22.384%	22.537%
31-60 Days Delinquent	7.336%	7.439%	33,787	31,881	3.770%	2.689%	105,853,588.49	95,549,507.05	3.656%	2.515%
61-90 Days Delinquent	7.391%	7.316%	16,744	29,107	1.868%	2.455%	48,494,889.20	86,451,437.16	1.675%	2.276%
91-120 Days Delinquent	7.428%	7.350%	11,120	16,557	1.241%	1.396%	30,767,857.66	46,780,290.93	1.063%	1.231%
> 120 Days Delinquent	7.474%	7.443%	21,958	35,479	2.450%	2.992%	58,930,693.35	95,042,934.47	2.035%	2.502%

Deferment
Current	6.875%	6.864%	60,957	81,018	6.802%	6.832%	191,723,810.83	255,037,879.88	6.622%	6.713%

Forbearance
Current	7.511%	7.475%	38,383	52,697	4.283%	4.444%	132,452,846.92	182,798,337.00	4.575%	4.812%

TOTAL REPAYMENT	7.407%	7.391%	417,696	562,704	46.607%	47.453%	$1,216,290,872.81	$1,617,810,490.54	42.011%	42.586%

Claims in Process (1)	7.290%	7.351%	65	277	0.007%	0.023%	$161,276.13	$900,303.48	0.006%	0.024%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	6.914%	6.909%	896,216	1,185,815	100.000%	100.000%	$2,895,204,751.06	$3,798,926,079.20	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase

*	Percentages may not total 100% due to rounding.

V. 2007-2 Portfolio Characteristics by School and Program

LOAN TYPE	WAC	# Loans	$ Amount	%
- GSL — Subsidized	6.831%	669,090	$1,837,084,796.13	48.358%
- GSL — Unsubsidized	6.763%	466,509	1,613,192,871.54	42.464%
- PLUS Loans	8.006%	47,512	338,986,391.52	8.923%
- SLS Loans	8.571%	2,704	9,662,020.01	0.254%

- Total	6.909%	1,185,815	$3,798,926,079.20	100.000%

SCHOOL TYPE	WAC	# Loans	$ Amount	%
- Four Year	6.881%	883,877	$3,072,175,629.19	80.870%
- Two Year	7.005%	223,596	531,498,084.56	13.991%
- Technical	7.088%	78,340	195,249,890.66	5.140%
- Other	7.140%	2	2,474.79	0.000%

- Total	6.909%	1,185,815	$3,798,926,079.20	100.000%

*	Percentages may not total 100% due to rounding
GSL — Guaranteed Stafford Loan

PLUS — Parent Loans for Undergraduate Students

SLS — Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994

VI. 2007-2 Interest Accruals

A Borrower Interest Accrued During Collection Period	$18,598,097.30

B Interest Subsidy Payments Accrued During Collection Period	8,812,051.50

C Special Allowance Payments Accrued During Collection Period	1,981,265.74

D Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	1,169,987.07

E Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00

F Net Expected Interest Collections	$30,561,401.61
VII. 2007-2 Accrued Interest Factors

	Accrued		Record Date
	Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate *	Index
A Class A-1 Interest Rate	0.009172607	02/22/2007 - 04/25/2007	1 NY Business Day	5.32603%	LIBOR

B Class A-2 Interest Rate	0.009207052	02/22/2007 - 04/25/2007	1 NY Business Day	5.34603%	LIBOR

C Class A-3 Interest Rate	0.009275941	02/22/2007 - 04/25/2007	1 NY Business Day	5.38603%	LIBOR

D Class A-4 Interest Rate	0.009310385	02/22/2007 - 04/25/2007	1 NY Business Day	5.40603%	LIBOR

E Class B Interest Rate	0.009499829	02/22/2007 - 04/25/2007	1 NY Business Day	5.51603%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

VIII. 2007-2 Inputs From Initial Period 02/22/2007

A	Total Student Loan Pool Outstanding
	i	Portfolio Balance		$2,895,204,751.06
	ii	Interest To Be Capitalized		60,963,261.33

	iii	Total Pool		$2,956,168,012.39
	iv	Capitalized Interest		20,000,000.00
	v	Specified Reserve Account Balance		10,000,000.00

	vi	Total Adjusted Pool		$2,986,168,012.39

B	Total Note Factor			1.000000000
C	Total Note Balance			$4,030,000,000.00

D	Note Balance 02/22/2007		Class A-1	Class A-2	Class A-3	Class A-4	Class B
	i	Current Factor	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii	Expected Note Balance	$1,628,000,000.00	$1 ,349,000,000.00	$446,000,000.00	$486,100,000.00	$120,900,000.00

	III	Note Principal Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	iv	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00
	v	Interest Carryover	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance			$10,000,000.00
F	Unpaid Primary Servicing Fees from Prior Month(s)			$0.00
G	Unpaid Administration fees from Prior Quarter(s)			$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)			$0.00
I	Interest Due on Unpaid Carryover Servicing Fees			$0.00

IX. 2007-2 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$148,595,195.16	$148,595,195.16

B	Primary Servicing Fees — Current Month		$3,079,348.35	$145,515,846.81

C	Administration Fee		$20,000.00	$145,495,846.81

D	Class A Noteholders’ Interest Distribution Amounts
	i	Class A-1	$14,933,004.56	$130,562,842.25
	ii	Class A-2	$12,420,312.70	$118,142,529.55
	iii	Class A-3	$4,137,069.49	$114,005,460.06
	iv	Class A-4	$4,525,778.15	$109,479,681.91

	v	Total Class A Interest Distribution	$36,016,164.90

E	Class B Noteholders’ Interest Distribution Amount		$1,148,529.38	$108,331,152.53

F	Class A Noteholders’ Principal Distribution Amounts
	i	Class A-1	$108,331,152.53	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00

	v	Total Class A Principal Distribution	$108,331,152.53

G	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

H	Reinstate Reserve Account to the Specified Reserve Account Balance		$0.00	$0.00

I	Carryover Servicing Fees		$0.00	$0.00

J	Excess to Certificateholder		$0.00	$0.00

K	Waterfall Triggers
	i	Student Loan Principal Outstanding	$3,798,926,079.20
	ii	Borrower Interest Accrued	18,598,097.30
	iii	Interest Subsidy Payments Accrued	8,812,051.50
	iv	Special Allowance Payments Accrued	1,981,265.74
	v	Reserve Account Balance (after any reinstatement)	9,709,829.98
	vi	Capitalized Interest Account Balance	20,000,000.00
	vii	Pre-Funding Account Balance	0.00
	viii	Less Specified Reserve Account Balance	(9,709,829.98)

	ix	Total	$3,848,317,493.74

	X	Class A Notes Outstanding (after application of available funds)	$3,800,768,847.47

	xi	Insolvency Event or Event of Default Under Indenture	N

	xii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (x > ix or xi = Y)	N

X. 2007-2 Account Reconciliation

A	Reserve Account
	i	Beginning Balance	$10,000,000.00
	ii	Deposits to correct Shortfall	$0.00
	iii	Total Reserve Account Balance Available	$10,000,000.00
	iv	Required Reserve Account Balance	$9,709,829.98
	v	Shortfall Carried to Next Period	$0.00
	vi	Excess Reserve — Release to Collection Account	$290,170.02
	vii	Ending Reserve Account Balance	$9,709,829.98

B	Supplemental Loan Purchase Account
	Supplemental Purchase Period End Date		03/08/2007
	i	Beginning Balance	$48,788,764.61
	ii	Supplemental Loan Purchases	$(46,810,541.42)
	iii	Transfers to Collection Account	$(1,978,223.19)

	iv	Ending Balance	$0.00

C	Pre-Funding Account
	Pre-Funding Period end date		03/31/2007
	i	Beginning Balance	$995,043,223.00
	ii	Loans Funded	$(994,870,365.56)
	iii	Transfers to Collection Account	$(172,857.44)

	iv	Ending Balance	$0.00

D	Capitalized Interest Account
	Capitalized Interest Account Release Date		01/25/2008
	i	Beginning Balance	$20,000,000.00
	ii	Transfers to Collection Account	$0.00

	iii	Ending Balance	$20,000,000.00

E	Floor Income Rebate Account
	i	Beginning Balance	$0.00
	ii	Deposits for the Period	$16,802.56
	iii	Release to Collection Account	$0.00

	iv	Ending Balance	$16,802.56

XI. 2007-2 Distributions

	Distribution Amounts			Class A-1	Class A-2	Class A-3	Class A-4	Class B
A	i	Quarterly Interest Due		$14,933,004.56	$12,420,312.70	$4,137,069.49	$4,525,778.15	$1,148,529.38
	ii	Quarterly Interest Paid		14,933,004.56	12,420,312.70	4,137,069.49	4,525,778.15	1,148,529.38

	iii	Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due		$116,358,178.20	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid		108,331,152.53	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall		$8,027,025.67	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount		$123,264,157.09	$12,420,312.70	$4,137,069.49	$4,525,778.15	$1,148,529.38

B	Principal Distribution Reconciliation
	i	Notes Outstanding Principal Balance	3/31/07	$4,030,000,000.00
	ii	Adjusted Pool Balance	3/31/07	3,913,641,821.80

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)		$116,358,178.20

	iv	Adjusted Pool Balance	2/22/07	$2,986,168,012.39
	v	Adjusted Pool Balance	3/31/07	3,913,641,821.80

	vi	Current Principal Due (iv – v)		$(927,473,809.41)
	vii	Notes Issued Exceeding Adjusted Pool Balance		1,043,831,987.61

	viii	Principal Distribution Amount (vi + vii)		$116,358,178.20

	ix	Principal Distribution Amount Paid		$108,331,152.53

	x	Principal Shortfall (viii – ix)		$8,027,025.67

C		Total Principal Distribution		$108,331,152.53
D		Total Interest Distribution		37,164,694.28

E		Total Cash Distributions		$145,495,846.81

					Paydown
	Note Balances			02/22/2007	Factor	04/25/2007
F	i	A-1 Note Balance	78443XAA6	$1,628,000,000.00		$1,519,668,847.47
		A-1 Note Pool Factor		1.000000000	0.066542477	0.933457523

	ii	A-2 Note Balance	78443XAB4	$1,349,000,000.00		$1,349,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443XAC2	$446,000,000.00		$446,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443XADO	$486,100,000.00		$486,100,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	B Note Balance	78443XAE8	$120,900,000.00		$120,900,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

XII. 2007-2 Historical Pool Information

			2/22/07 - 3/31/07
Beginning Student Loan Portfolio Balance			$2,895,204,751.06

	Student Loan Principal Activity
	i	Regular Principal Collections	$123,467,018.99
	ii	Principal Collections from Guarantor	152,000.53
	iii	Principal Reimbursements	829,849.54
	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$124,448,869.06

	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$33,872.73
	ii	Capitalized Interest	(7,403,579.08)

	iii	Total Non-Cash Principal Activity	$(7,369,706.35)

	Student Loan Principal Purchases		$(1,020,800,490.85)

(-)	Total Student Loan Principal Activity		$(903,721,328.14)

	Student Loan Interest Activity
	i	Regular Interest Collections	$6,952,836.22
	ii	Interest Claims Received from Guarantors	1,951.34
	iii	Collection Fees/Returned Items	55,067.20
	iv	Late Fee Reimbursements	279,283.54
	v	Interest Reimbursements	24,973.08
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$7,314,111.38

	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$14,206.43
	ii	Capitalized Interest	7,403,579.08

	iii	Total Non-Cash Interest Adjustments	$7,417,785.51

	Student Loan Interest Purchases		$(24,149,240.62)

	Total Student Loan Interest Activity		$(9,417,343.73)

(=)	Ending Student Loan Portfolio Balance		$3,798,926,079.20

(+)	Interest to be Capitalized		$85,005,912.62

(=)	TOTAL POOL		$3,883,931,991.82

(+)	Capitalized Interest		$20,000,000.00

(+)	Reserve Account Balance		$9,709,829.98

(=)	Total Adjusted Pool		$3,913,641,821.80

XIII. 2007-2 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Apr-07	$3,883,931,992	14.80%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.